RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
b) During the years ende
d
 December 31, 2018, 2019 and 2020, the Group had the following related party transactions:

			For the year ended December 31,
	Notes		2018	2019	2020	2020
			RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i	)	150,000	100,000	—	—
Strategic partnership:
NYC	(ii	)	—	—	2,363	362
(i)
The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000, RMB100,000 and RMB nil to Lionbridge during the years ended December 31, 2018, 2019 and 2020, respectively, with details set forth below:

Year ended December 31, 2018
Loan granted	Principal	Interest Rate	Period
Loan 1	150,000	7.0%	March 1, 2018 to November 30, 2018

Year ended December 31, 2019
Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7.2%	May 30, 2019 to November 30, 2019

Year ended December 31, 2020
Loan granted	Principal	Interest Rate	Period
Loan 1	—	—	—
As of December 31, 2019 and 2020, respectively, the above loans were fully repaid. Interest income of RMB7,539, RMB3,509 and RMB nil from the above loans were recorded as interest income during the years ended December 31, 2018, 2019 and 2020, respectively.

(ii)
In 2020, the Group entered into a business cooperation agreement with NYC, an early learning service provider, pursuant to which the unconsumed tuition fee of NYC’s students at NYC would be transferred to the Group if NYC students decide to switch to the Group’s educational courses. As of December 31, 2020, unsettled amount due from NYC was
 RMB552 (US$85)
.

Due From Related Parties
c) The balances between the Group and its related parties as of December 31, 2019 and 2020 are listed below:
Amounts due from a related party

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Bain Capital Education IV	191	181	28
NYC	—	552	85